Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Diluted earnings per share [abstract]
Net income attributable to shareholders	$ 793.9	$ 363.4
Weighted average number of shares	82,973,284	87,519,856
Dilutive effect of stock options	2,286,236	1,085,128
Weighted average number of diluted shares	85,259,520	88,604,984
Earnings per share – diluted	$ 9.31	$ 4.10